DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
DEBT

NOTE 7 – DEBT

Notes Payable - Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of March 31, 2025 and December 31, 2024:

	March 31, 2025		December 31, 2024
Notes Payable	Principal	Interest	Principal	Interest

Third Party - Insurance Note 1	$—	—%	$13,002	8.00%
Third Party - Insurance Note 2	—	—	4,070	—
Third Party - Insurance Note 3	129,914	—	—	—
Total	$129,914	—	$17,072	—

The Company entered into an agreement on April 15, 2024 with its insurance provider by issuing a note payable (Insurance Note 1) for the purchase of an insurance policy in the amount of $154,338, secured by that policy with an annual interest rate of 8.25% and payable in 10 monthly installments of principal and interest totaling $16,023. At March 31, 2025 and December 31, 2024, the balance of Insurance Note 1 was zero and $13,002, respectively.

The Company renewed its agreement on February 3, 2024 with its insurance provider by issuing a note payable (Insurance Note 2) for the purchase of an insurance policy in the amount of $24,480, and payable in 12 monthly installments of $2,040. At March 31, 2025 and December 31, 2024, the balance of Insurance Note 2 was zero and $4,070, respectively.

The Company entered into an agreement on February 3, 2024 with its insurance provider by issuing a note payable (Insurance Note 3) for the purchase of an insurance policy in the amount of $245,798 with a down payment paid in the amount of $84,473 in the first quarter of 2024 and ten monthly installments of $20,169. The Company renewed its agreement on February 3, 2025 with its insurance provider by issuing a note payable (Insurance Note 3) for the purchase of an insurance policy in the amount of $249,448 with a down payment paid in the amount of $119,535 in the first quarter of 2025 and seven monthly installments of $18,559. At March 31, 2025 and December 31, 2024, the balance of Insurance Note 3 was $129,914 and $0, respectively.

Notes Payable, Related Parties

On July 22, 2024, the Company and Duos Edge entered into secured promissory notes (the “Notes”) with two institutional investors in the Company, 21 April Fund LP and 21 April Fund Ltd. These investors own more than 10% of the outstanding shares and are therefore considered related parties. The principal amounts of the Notes are $1,520,000 for the Note issued to 21 April Fund Ltd. and $680,000 for the Note issued to 21 April Fund LP. The Notes bear interest at an annual rate of 10% and the principal and any accrued interest on the Notes are due on December 30, 2025. The Company has guaranteed all of Duos Edge’s obligations pursuant to the Notes.

As security for the Notes, Duos Edge AI granted a first priority security interest in the equipment installed, as well as all revenues from such equipment and the Company pledged all proceeds from the sale of shares of Common Stock under its ATM facility. All of the pledged revenues from the equipment and the ATM facility were deposited in a blocked account and used solely to repay the Notes until they are repaid in full. In November 2024, the Company obtained the lenders’ consent waiving the requirement to deposit ATM proceeds in a separate blocked account and to utilize the ATM proceeds for general corporate purposes, provided that any such amounts must be deposited in the blocked account on or prior to December 1, 2025. The Notes may be prepaid without any prepayment penalties, provided that any prepayments shall be made proportionately to each Note.

This transaction is accounted for in accordance with ASC 470, which provides guidance on the accounting for debt and debt modifications. The Company is in compliance with all covenants and conditions associated with the Notes as of March 31, 2025.

As of March 31, 2025, the carrying amount of the Notes is classified as a current liability on the Company's consolidated balance sheet. The Company accrued interest of $148,246 as of March 31, 2025 with regard to the Notes which is included in accrued expenses in the accompanying consolidated balance sheet.

In connection with the Notes, the Company issued warrants to purchase 92,727 shares of Common Stock to 21 April Fund LP and 207,273 shares of Common Stock to 21 April Fund Ltd. The warrants had an exercise price of $3.00 and were exercisable at any time on or prior to the close of business on the five -year anniversary of the original issuance date of July 22, 2024. The warrants contained a fundamental transaction provision whereby the Company might have to make a cash payment to the warrant holder on a fundamental transaction trigger date. Accordingly, the warrants met the criteria to be accounted for as a derivative liability instrument.

The above warrants and the previously held 44,644 warrants were exercised by 21 April Fund LP and 21 April Fund Ltd. on September 19, 2024 and the Company issued an aggregate of 344,644 shares of Common Stock. In connection with such exercise, the parties agreed to reduce the exercise price of the warrants to $2.61 per share and to remove any “blocker” or similar provisions in the warrants.

The warrant liability value was measured using a Monte Carlo simulation valuation method. The initial warrant liability valuation on the loan date was $625,606 which was recorded as a debt discount and initial warrant liability. The warrant liability on September 19, 2024 was $379,626 with a change in fair value recorded in other income/expense from the initial recording date through September 30, 2024 of $245,980. The debt discount is being amortized over the term of the Notes.

On September 19, 2024, the warrant exercise date, the Company eliminated the warrant liability and recognized a gain on the extinguishment of the warrants in the amount $379,626.

The Company made early payments in the amount of $1,000,000 in the three months ended March 31, 2025.

The promissory Notes Payable at March 31, 2025 and December 31, 2024 were as follows:

	March 31,	December 31,
	2025	2024
Notes Payable	$1,200,000	$2,200,000
Unamortized Discount	(172,293)	(441,604)
Notes Payable, net	$1,027,707	$1,758,396

Amortization of the discount from the Note for the three months ended March 31, 2025 was $269,311 which is included in interest expense.

The Company used the following assumptions in determining the fair value of the warrant liabilities:

	Upon Grant		Upon Exercise
	21 April Fund LP	21 April Fund Ltd	21 April Fund LP	21 April Fund Ltd
Date of Grant (Exercise)	July 22, 2024	July 22, 2024	September 19, 2024	September 19, 2024
Note Value	$—	$—	$—	$—
Issue (Exercise) Stock Price	$2.77	$2.77	$2.49	$2.49
Strike	$3.00	$3.00	$2.61	$2.61
Share Equivalents	92,727	207,273	92,727	207,273
Strike Price discount	0%	0%	0%	0%
Expected Remaining Term (Years)	5.00	5.00	4.84	4.84
Historical Volatility	52%	52%	58%	58%
Expected Volatility	100%	100%	58%	58%
Dividend Yield	0%	0%	0%	0%
Annual Rate of Quarterly Dividends	$0.000	$0.000	$0.000	$0.000
Discount Rate - Bond Equivalent Yield	4.170%	4.170%	3.480%	3.480%

NOTE 10 – DEBT

Notes Payable – Insurance Premium Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of:

	December 31, 2024		December 31, 2023
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$13,002	8.00%	$39,968	6.24%
Third Party - Insurance Note 2	4,070	—	2,008	—
Third Party - Insurance Note 3	—	—	—	—
Total	$17,072		$41,976

The Company entered into an agreement on April 15, 2023 with its insurance provider by issuing a note payable (Insurance Note 1) for the purchase of an insurance policy in the amount of $142,734, secured by that policy with an annual interest rate of 8.00% and payable in 11 monthly installments of principal and interest totaling $13,501. The Company renewed its agreement on April 15, 2024 with its insurance provider by issuing a note payable (Insurance Note 1) for the purchase of an insurance policy in the amount of $154,338, secured by that policy with an annual interest rate of 8.25% and payable in 10 monthly installments of principal and interest totaling $16,023. At December 31, 2024 and December 31, 2023, the balance of Insurance Note 1 was $13,002 and $39,968, respectively.

The Company renewed its agreement on February 3, 2023 with its insurance provider by issuing a note payable (Insurance Note 2) for the purchase of an insurance policy in the amount of $24,140, and payable in 12 monthly installments of $2,012. The Company renewed its agreement on February 3, 2024 with its insurance provider by issuing a note payable (Insurance Note 2) for the purchase of an insurance policy in the amount of $24,480, and payable in 12 monthly installments of $2,040. At December 31, 2024 and December 31, 2023, the balance of Insurance Note 2 was $4,070 and $2,008, respectively.

The Company entered on February 2, 2023 with its insurance provider by issuing a note payable (Insurance Note 3) for the purchase of an insurance policy in the amount of $293,520 with a down payment paid in the amount of $125,690. The Company received a refund in October 2024 in the amount of $30,433 as a result of the annual audit of the policy resulting in the refund being applied to the outstanding balance. The Company renewed its agreement on February 3, 2024 with its insurance provider by issuing a note payable (Insurance Note 3) for the purchase of an insurance policy in the amount of $245,798 with a down payment paid in the amount of $84,473 in the first quarter of 2024 and ten monthly installments of $20,166. At December 31, 2024 and December 31, 2023, the balance of Insurance Note 3 was $0 and $0, respectively.

Notes Payable, Related Parties

On July 22, 2024, the Company and Duos Edge entered into secured promissory notes (the “Notes”) with two institutional investors in the Company, 21 April Fund LP and 21 April Fund Ltd. These investors own more than 10% of the outstanding shares and are therefore considered related parties. The principal amounts of the Notes are $1,520,000 for the Note issued to 21 April Fund Ltd. and $680,000 for the Note issued to 21 April Fund LP. The Notes bear interest at an annual rate of 10% and the principal and any accrued interest on the Notes are due on December 30, 2025. The Company has guaranteed all of Duos Edge’s obligations pursuant to the Notes.

As security for the Notes, Duos Edge AI granted a first priority security interest in the equipment installed, as well as all revenues from such equipment and the Company pledged all proceeds from the sale of shares of Common Stock under its ATM facility. All of the pledged revenues from the equipment and the ATM facility are deposited in a blocked account and used solely to repay the Notes until they are repaid in full. In November 2024, the Company obtained the lenders’ consent waiving the requirement to deposit ATM proceeds in a separate blocked account and to utilize the ATM proceeds for general corporate purposes, provided that any such amounts must be deposited in the blocked account on or prior to December 1, 2025. The Notes may be prepaid without any prepayment penalties, provided that any prepayments shall be made proportionately to each Note.

This transaction is accounted for in accordance with ASC 470, which provides guidance on the accounting for debt and debt modifications. The Company is in compliance with all covenants and conditions associated with the Notes as of December 31, 2024.

As of December 31, 2024, the carrying amount of the Notes is classified as a current liability on the Company's consolidated balance sheet. The company accrued interest of $98,247 for the six months ended December 31, 2024 with regard to the Notes.

In connection with the Notes, the Company issued warrants to purchase 92,727 shares of Common Stock to 21 April Fund LP and 207,273 shares of Common Stock to 21 April Fund Ltd. The warrants had an exercise price of $3.00 and were exercisable at any time on or prior to the close of business on the five-year anniversary of the original issuance date of July 22, 2024. The warrants contained a fundamental transaction provision whereby the Company might have to make a cash payment to the warrant holder on a fundamental transaction trigger date. Accordingly, the warrants met the criteria to be accounted for as a derivative liability instrument.

The above warrants and the previously held 44,644 warrants were exercised by 21 April Fund LP and 21 April Fund Ltd. on September 19, 2024 and the Company issued an aggregate of 344,644 shares of Common Stock. In connection with such exercise, the parties agreed to reduce the exercise price of the warrants to $2.61 per share and to remove any “blocker” or similar provisions in the warrants.

The warrant liability value was measured using a Monte Carlo simulation valuation method. The initial warrant liability valuation on the loan date was $625,606 which was recorded as a debt discount and initial warrant liability. The warrant liability on September 19, 2024 was $379,626 with a change in fair value recorded in other income/expense from the initial recording date through September 30, 2024 of $245,980. The debt discount is being amortized over the term of the Notes.

On September 19, 2024, the warrant exercise date, the Company eliminated the warrant liability and recognized a gain on the extinguishment of the warrants in the amount $379,626.

The promissory Notes Payable at December 31, 2024 were as follows:

Notes Payable	$2,200,000
Unamortized Discount	(441,604)
Notes Payable, net	$1,758,396

Amortization of the discount from the Note date of July 22, 2024 through December 31, 2024 was $184,002 which is included in interest expense.

The Company used the following assumptions in determining the fair value of the warrant liabilities:

	Upon Grant		Upon Exercise
	21 April Fund LP	21 April Fund Ltd	21 April Fund LP	21 April Fund Ltd
Date of Grant (Exercise)	July 22, 2024	July 22, 2024	September 19, 2024	September 19, 2024
Note Value	$—	$—	$—	$—
Issue (Exercise) Stock Price	$2.77	$2.77	$2.49	$2.49
Strike	$3.00	$3.00	$2.61	$2.61
Share Equivalents	92,727	207,273	92,727	207,273
Strike Price discount	0%	0%	0%	0%
Expected Remaining Term (Years)	5.00	5.00	4.84	4.84
Historical Volatility	52%	52%	58%	58%
Expected Volatility	100%	100%	58%	58%
Dividend Yield	0%	0%	0%	0%
Annual Rate of Quarterly Dividends	$0.000	$0.000	$0.000	$0.000
Discount Rate - Bond Equivalent Yield	4.170%	4.170%	3.480%	3.480%